Consolidated Statements of Comprehensive Income (Loss) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Comprehensive income (loss)
Net income (loss)	¥ (3,821)	¥ (2,195)	¥ 3,163
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	17,250	1,422	(3,231)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) arising during the year	165	(216)	(311)
Less reclassification adjustments for net gains (losses) realized in earnings	9	818	252
Net unrealized gains (losses)	174	602	(59)
Pension related adjustments	(1,779)	(6,328)	(121)
Total other comprehensive income (loss)	15,645	(4,304)	(3,411)
Total comprehensive income (loss)	¥ 11,824	¥ (6,499)	¥ (248)